Employee Stock And Savings (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangement With Individual Postretirement Benefits [Line Items]
Contribution	$ 27.6	$ 26.6	$ 29.5
Deferred compensation plan assets	11.6	11.8
Deferred compensation plan liabilities	$ 11.6	$ 11.8
Maximum percentage of salary deferral	50.00%
Maximum deferral bonus afftert Tax	80.00%